INCOME TAXES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Effective tax rate, Percent	(0.74%)	(0.56%)	(0.84%)	25.19%